Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO(s) and other NEOs for each of the fiscal years (“FY”) ending December 31, 2020, 2021 and 2022 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	S&P 500 Financials Total Shareholder Return	Net Income ($M)	Company- Selected Measure: Relative TSR
(a)	(b)[1]	(c)[2]	(d)[3]	(e)[2]	(f)	(g)[4]	(h)	(i)[5]
2022	$14,676,883	$13,193,735	$4,828,157	$4,745,267	$104.40	$118.77	$510	53rd
2021	$16,030,105	$19,751,360	$5,439,994	$6,280,117	$111.20	$132.75	$2,126	21st
2020	$13,597,008	$12,993,061	$4,581,542	$4,167,899	$97.55	$98.31	($206)	64th

Fiscal Year	Executives	SCT Total	Grant Date Fair Value of Stock Awards Reported in SCT	Year End Fair Value of New Awards	Change in Fair Value of Outstanding Unvested Awards From Prior Years	Change in Fair Value of Awards that Vested in Applicable Year	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(c)=(i)+(ii)+(iii)	(d)=(a)-(b)+(c)
2022	PEO	$14,676,883	$10,314,325	$9,480,159	($1,402,355)	$753,372	$8,831,176	$13,193,735
	Other NEOs	$4,828,157	$2,931,863	$3,003,090	($281,656)	$127,540	$2,848,974	$4,745,267
2021	PEO	$16,030,105	$9,935,115	$11,127,364	$2,402,427	$126,580	$13,656,370	$19,751,360
	Other NEOs	$5,439,994	$2,514,094	$2,811,988	$503,648	$38,581	$3,354,218	$6,280,117
2020	PEO	$13,597,008	$9,106,533	$8,273,965	($426,125)	$654,747	$8,502,586	$12,993,061
	Other NEOs	$4,581,542	$2,395,922	$2,207,014	($99,478)	($125,257)	$1,982,279	$4,167,899
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Martin for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 55 of our proxy statement filed with the SEC on April 14, 2022.

(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. None of the equity awards held by our NEOs were forfeited during the preceding three years; therefore, no amounts are reported for forfeited awards. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year.

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.
(3)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 55 of this proxy statement. For each of 2020, 2021, and 2022, the other NEOs were:

Year	PEO	NEO
2022	Rodney O. Martin, Jr.	Michael S. Smith, Donald C. Templin, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2021	Rodney O. Martin, Jr.	Michael S. Smith, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2020	Rodney O. Martin, Jr.	Michael S. Smith, Christine Hurtsellers, Charles Nelson, Margaret Parent
(4)
TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 500 Financials Sector Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

(5)
Our Company-Selected Measure is Relative TSR consistent with the peer group used in the PSU metric under our annual Long Term Incentive Program. For illustrative purposes, calculations within this column are based on 1-year measurements (as opposed to the 3-year relative TSR performance period regarding the Company’s PSUs). For purposes of relative TSR, the peer group used in the PSU metric under our annual Long-Term Incentive Program refer to the Comparison Group as set forth on pages 46-47.

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote [Text Block]
Year	PEO	NEO
2022	Rodney O. Martin, Jr.	Michael S. Smith, Donald C. Templin, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2021	Rodney O. Martin, Jr.	Michael S. Smith, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2020	Rodney O. Martin, Jr.	Michael S. Smith, Christine Hurtsellers, Charles Nelson, Margaret Parent

Peer Group Issuers, Footnote [Text Block]
(4)
TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 500 Financials Sector Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 14,676,883	$ 16,030,105	$ 13,597,008
PEO Actually Paid Compensation Amount	$ 13,193,735	19,751,360	12,993,061
Adjustment To PEO Compensation, Footnote [Text Block]
Fiscal Year	Executives	SCT Total	Grant Date Fair Value of Stock Awards Reported in SCT	Year End Fair Value of New Awards	Change in Fair Value of Outstanding Unvested Awards From Prior Years	Change in Fair Value of Awards that Vested in Applicable Year	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(c)=(i)+(ii)+(iii)	(d)=(a)-(b)+(c)
2022	PEO	$14,676,883	$10,314,325	$9,480,159	($1,402,355)	$753,372	$8,831,176	$13,193,735
	Other NEOs	$4,828,157	$2,931,863	$3,003,090	($281,656)	$127,540	$2,848,974	$4,745,267
2021	PEO	$16,030,105	$9,935,115	$11,127,364	$2,402,427	$126,580	$13,656,370	$19,751,360
	Other NEOs	$5,439,994	$2,514,094	$2,811,988	$503,648	$38,581	$3,354,218	$6,280,117
2020	PEO	$13,597,008	$9,106,533	$8,273,965	($426,125)	$654,747	$8,502,586	$12,993,061
	Other NEOs	$4,581,542	$2,395,922	$2,207,014	($99,478)	($125,257)	$1,982,279	$4,167,899
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Martin for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 55 of our proxy statement filed with the SEC on April 14, 2022.

(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. None of the equity awards held by our NEOs were forfeited during the preceding three years; therefore, no amounts are reported for forfeited awards. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year.

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 4,828,157	5,439,994	4,581,542
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,745,267	6,280,117	4,167,899
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Fiscal Year	Executives	SCT Total	Grant Date Fair Value of Stock Awards Reported in SCT	Year End Fair Value of New Awards	Change in Fair Value of Outstanding Unvested Awards From Prior Years	Change in Fair Value of Awards that Vested in Applicable Year	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(c)=(i)+(ii)+(iii)	(d)=(a)-(b)+(c)
2022	PEO	$14,676,883	$10,314,325	$9,480,159	($1,402,355)	$753,372	$8,831,176	$13,193,735
	Other NEOs	$4,828,157	$2,931,863	$3,003,090	($281,656)	$127,540	$2,848,974	$4,745,267
2021	PEO	$16,030,105	$9,935,115	$11,127,364	$2,402,427	$126,580	$13,656,370	$19,751,360
	Other NEOs	$5,439,994	$2,514,094	$2,811,988	$503,648	$38,581	$3,354,218	$6,280,117
2020	PEO	$13,597,008	$9,106,533	$8,273,965	($426,125)	$654,747	$8,502,586	$12,993,061
	Other NEOs	$4,581,542	$2,395,922	$2,207,014	($99,478)	($125,257)	$1,982,279	$4,167,899
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Martin for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 55 of our proxy statement filed with the SEC on April 14, 2022.

(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. None of the equity awards held by our NEOs were forfeited during the preceding three years; therefore, no amounts are reported for forfeited awards. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year.

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the TSR performance of our stock price with the TSR performance of the disclosed peer group.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with our Company Selected Metric: Relative TSR.
Total Shareholder Return Vs Peer Group [Text Block]
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the TSR performance of our stock price with the TSR performance of the disclosed peer group.

Tabular List [Table Text Block]
Narrative to Pay Versus Performance Table
For the fiscal year ending December 31, 2022, there are six important performance measures used to link compensation actually paid to our NEOs to company performance. Our NEO’s target total compensation is heavily weighted towards short and long-term performance with performance goals aligned with our shareholders’ interests. The majority of target compensation was weighted toward long-term equity performance and time-based awards and the financial performance metrics for LTI awards was ROE, EPS and Relative TSR. The short-term incentive program’s funding metrics are Adjusted Operating Earnings, Adjusted Operating Return on Allocated Capital as well as Strategic Indicators as a non-financial performance measure.
Important Performance Measures
Adjusted Operating Earnings Before Taxes Excluding Unlocking
Adjusted Operating Return on Allocated Capital Excluding Unlocking
Strategic Indicators
Adjusted Operating Return on Equity
Adjusted Operating Earnings Per Share
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 104.4	111.2	97.55
Peer Group Total Shareholder Return Amount	118.77	132.75	98.31
Net Income (Loss)	$ 510,000,000	$ 2,126,000,000	$ (206,000,000)
Company Selected Measure Amount	53	21	64
PEO Name	Rodney O. Martin, Jr.	Rodney O. Martin, Jr.	Rodney O. Martin, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Earnings Before Taxes Excluding Unlocking
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Return on Allocated Capital Excluding Unlocking
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Indicators
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Return on Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Earnings Per Share
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Non-GAAP Measure Description [Text Block]
(5)
Our Company-Selected Measure is Relative TSR consistent with the peer group used in the PSU metric under our annual Long Term Incentive Program. For illustrative purposes, calculations within this column are based on 1-year measurements (as opposed to the 3-year relative TSR performance period regarding the Company’s PSUs). For purposes of relative TSR, the peer group used in the PSU metric under our annual Long-Term Incentive Program refer to the Comparison Group as set forth on pages 46-47.

PEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,831,176	$ 13,656,370	$ 8,502,586
PEO [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,314,325	9,935,115	9,106,533
PEO [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,480,159	11,127,364	8,273,965
PEO [Member] | Change in Fair Value of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,402,355)	2,402,427	(426,125)
PEO [Member] | Change in Fair Value of Awards that Vested in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	753,372	126,580	654,747
Non-PEO NEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,848,974	3,354,218	1,982,279
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,931,863	2,514,094	2,395,922
Non-PEO NEO [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,003,090	2,811,988	2,207,014
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(281,656)	503,648	(99,478)
Non-PEO NEO [Member] | Change in Fair Value of Awards that Vested in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 127,540	$ 38,581	$ (125,257)